SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Gathering and processing systems and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	12 years
Gathering and processing systems and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Other | Minimum
Property, Plant and Equipment [Line Items]
Useful life	4 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Useful life	15 years